Related Party Transactions - Schedule of Related Party Transactions (Details) (10K) - USD ($)		Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Related Party Transactions [Abstract]
Loan from related party		$ 2,631,310	$ 1,956,986	$ 1,737,566
Convertible Loans	[1]	9,000	91,166	91,166
Total		$ 2,640,310	$ 2,048,152	$ 1,828,732

[1]	See Note 6 for details of Convertible notes.